FREMONT MUTUAL FUNDS, INC.

                         Supplement dated March 31, 2003
                                       to
                         Prospectus dated March 1, 2003

FREMONT LARGE CAP VALUE FUND (FORMERLY FREMONT NEW ERA VALUE FUND)

On March 21, 2003, the name of the Fremont New Era Value Fund was changed to the "Fremont Large Cap Value Fund." Fremont Investment Advisors, Inc. ("the Advisor") believes that this new name better describes the Fund's investment objective and management style.

The following replaces the Portfolio Management and Principal Strategy sections on pages 6 and 7 of the Prospectus:

PORTFOLIO MANAGEMENT

Fremont Investment Advisors, Inc. ("the Advisor") has retained Alliance Capital Management LP, ("AllianceBernstein") to manage the Fremont Large Cap Value Fund (formerly Fremont New Era Value Fund), effective March 31, 2003. The Fund was formerly managed by the Advisor. As of December 31, 2002, AllianceBernstein managed $387 billion in assets. AllianceBernstein is a leading global investment management firm providing investment management services for many of the largest U.S. public and private employee benefit plans, foundations, public employee retirement funds, pension funds, endowments, banks, insurance companies and high net worth individuals worldwide.

AllianceBernstein's five-member Relative Value Portfolio Management Team will manage the Fremont Large Cap Value Fund. The team includes: Paul Rissman, executive vice president, Frank Caruso, senior vice president, Aryeh Glatter, senior vice president, Susanne Lent, senior vice president, and Craig Ayers, vice president. The members of the team have an average of 13 years of industry experience.

PRINCIPAL STRATEGY

The Fund invests in undervalued stocks of large U.S. corporations. Under normal conditions, the Fund will hold approximately 60-80 stocks. At any time, the Fund may hold more or fewer stocks depending on market conditions or asset flows. As of December 31, 2002, the median market cap of the Fund was $53.0 billion.

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Normally,  the Fund will  invest at least 80% of its total  assets in these U.S.
large cap stocks. The Fund's policy of investing 80% of its assets in U.S. large cap companies may be changed only upon 60 days' written notice to shareholders.

Fund management follows their Relative Value Strategy to select stocks for the portfolio:

     o First, Fund management applies a quantitative model to identify undervalued stocks with positive earnings revisions.

     o Next, they conduct qualitative due diligence on stocks that ranked well based on their quantitative model.

Stocks are normally sold when the model ranks a stock poorly or when Fund management loses conviction in a company's fundamentals.

Although the Fremont Large Cap Value Fund is structured as a non-diversified Fund, it is likely that most of the time the portfolio will be diversified.

The following supplements the Comparative Returns section on page 6 of the prospectus:

COMPARATIVE RETURNS

Effective March 31, 2003, the Fund changed its benchmark index from the S&P 500 Index to the Russell 1000 Value Index. The Advisor believes that the Russell 1000 Value Index more closely represents the manager's value-oriented style. For comparison purposes, both indexes are shown below.

Russell 1000 Value Index (Does not reflect deductions for fees, expenses or taxes.)

                         1 Year      Since 12/29/00
                         --------------------------
                         -15.53%        -10.70%

S&P 500 Index (Does not reflect deductions for fees, expenses or taxes.)

                         1 Year      Since 12/29/00
                         --------------------------
                         -22.09%        -17.11%

The following supplements the Investment Terms on page 35 of the prospectus:

RUSSELL 1000 INDEX--A comprehensive large cap index measuring the performance of the largest 1,000 U.S. incorporated companies.

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RUSSELL  1000  VALUE  INDEX--Measures  the  performance  of those  Russell  1000 companies (see definition above) with lower price-to-book ratios and lower forecasted growth values.

FREMONT CALIFORNIA INTERMEDIATE TAX-FREE FUND

The Advisor has retained the Offit Investment Group of Evergreen Investment Management Company, LLC ("Evergreen") to manage the Fremont California Intermediate Tax-Free Fund, effective March 24, 2003. The Fund was formerly managed by Rayner Associates, Inc.

The following replaces the Principal Strategy and Portfolio Management sections on pages 20 and 21 of the Prospectus:

PRINCIPAL STRATEGY

Normally, the Fund will invest at least 80% of its assets in intermediate-term California municipal bonds that are free from both federal and California state income taxes. This Fund is intended for investment by California residents. The Fund's securities will have a quality rating comparable to the four highest ratings categories of Moody's or Standard & Poor's. The average maturity of these intermediate-term securities is normally 3 to 10 years.

Fund management seeks to achieve its objective by:

     o Identifying interest rate trends and shortening duration when interest rates are rising, and lengthening it when interest rates are coming down.

     o Focusing on those market sectors and individual securities believed to be undervalued.

Fund management may sell a security when they determine the security is overvalued, or to change the structure of the portfolio.

Although the Fremont California Intermediate Tax-Free Fund is structured as a non-diversified Fund, it is likely that most of the time the portfolio will be diversified.

PORTFOLIO MANAGEMENT

The Fremont California Intermediate Tax-Free Fund is managed by the Offit Investment Group of Evergreen Investment Management Company, LLC ("Evergreen"). Evergreen is a subsidiary of Wachovia Corporation, the fourth largest bank holding company in the United States based on total assets as of December 31, 2002. Evergreen has been managing mutual funds and private accounts since 1932 and, as of December 31, 2002, managed more than $213 billion in assets.

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The Fund is managed by Michael Pietronico, Managing Director. Mr. Pietronico was
a portfolio manager with OFFITBANK from 1995 through 2002. Effective January 1, 2003, OFFITBANK was merged into Wachovia Bank and the Offit Investment Group became part of Evergreen. Mr. Pietronico is a member of the Offit Municipal Team and has over 17 years of investment management experience.

The following supplements the Comparative Returns section on page 20 of the prospectus:

COMPARATIVE RETURNS

Effective March 24, 2003, the Fund changed its benchmark index from the Lehman Brothers 5 Year State G.O. Bond Index to the Lehman Brothers 5 Year Municipal Bond Index. The Advisor believes that the Lehman Brothers 5 Year Municipal Bond Index more closely represents the manager's strategy. For comparison purposes, both indexes are shown below.

Lehman Brothers 5 Year Municipal Bond Index (Does not reflect deductions for fees, expenses or taxes.)

                 1 Year       5 Years       10 Years
                 -----------------------------------
                 9.28%         5.91%         5.88%

Lehman Brothers 5 Year State G.O. Bond Index (Does not reflect deductions for fees, expenses or taxes.)

                 1 Year       5 Years       10 Years
                 -----------------------------------
                 9.00%         5.80%         5.80%

The following supplements the Investment Terms on page 34 of the prospectus:

LEHMAN BROTHERS 5 YEAR MUNICIPAL BOND INDEX--an index that provides a broad-based performance measure of the U.S. municipal bond market consisting of securities with 4-6 year maturities. The index tracks general obligation, revenue, insured and prerefunded bonds with a minimum credit rating of Baa by Moody's.

The following supplements the Main Risks section on page 20 of the prospectus:

Distributions of capital gains and other taxable income will be subject to tax under the California personal income tax. Corporations subject to the California corporation franchise tax will generally be subject to tax on all distributions of income from the Fund.

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FREMONT GLOBAL FUND

The asset allocation committee of the Advisor reallocated assets within portfolios of the Fund to reduce the overall number of managers of the Fund.

Effective March 4, 2003, Bee & Associates, a division of Denver Investment Advisors, LLC, ("Bee") no longer manages an international small cap portfolio of the Global Fund. The assets formerly managed by Bee have been reallocated to the other international equity portfolios of the Fund. All references to Bee on pages 3 and 24 of the prospectus are deleted.

Additionally, effective March 31, 2003, the Advisor will reallocate the Fund's large cap value portfolio to an S&P 500 index portfolio. This action will consolidate the Fund's large and mid-cap securities holdings into one portfolio to increase effectiveness and avoid duplication of such holdings. Therefore, the first three paragraphs on page 24, under the heading "Additional Information on the Fremont Global Fund" are deleted.